Pacer Lunt Large Cap Multi-Factor Alternator ETF
Schedule of Investments
January 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 96.4%
Communication Services - 0.6%
Verizon Communications, Inc.	31,137	$1,294,365

Consumer Discretionary - 2.4%
AutoZone, Inc. (a)	286	697,511
Dollar Tree, Inc. (a)	3,684	553,263
Genuine Parts Co.	7,945	1,333,330
McDonald's Corp.	4,682	1,251,967
O'Reilly Automotive, Inc. (a)	675	534,836
Yum! Brands, Inc.	8,754	1,142,485
		5,513,392
Consumer Staples - 16.2%
Altria Group, Inc.	22,914	1,032,047
Archer-Daniels-Midland Co.	10,022	830,323
Brown-Forman Corp. - Class B (b)	15,833	1,054,161
Campbell Soup Co.	24,622	1,278,620
Church & Dwight Co., Inc.	14,523	1,174,330
Colgate-Palmolive Co.	17,372	1,294,735
Conagra Brands, Inc.	29,782	1,107,593
Constellation Brands, Inc. - Class A	4,822	1,116,389
Costco Wholesale Corp.	6,048	3,091,375
General Mills, Inc.	25,128	1,969,030
Hormel Foods Corp.	24,960	1,130,938
Kellogg Co. (b)	21,180	1,452,524
Keurig Dr Pepper, Inc.	42,779	1,509,243
Kimberly-Clark Corp. (b)	9,593	1,247,186
Lamb Weston Holdings, Inc.	1,626	162,421
McCormick & Co., Inc. (b)	12,845	964,916
Molson Coors Brewing Co. - Class B	2,550	134,079
Mondelez International, Inc.	19,754	1,292,702
PepsiCo, Inc.	24,904	4,259,082
Philip Morris International, Inc.	11,429	1,191,359
The Coca-Cola Co.	72,643	4,454,469
The Hershey Co.	8,311	1,866,651
The JM Smucker Co. (b)	7,159	1,093,895
The Procter & Gamble Co.	8,786	1,250,951
Tyson Foods, Inc. - Class A	4,050	266,287
Walmart, Inc.	7,181	1,033,130
		37,258,436
Energy - 15.6%
APA Corp.	6,521	289,076
Chevron Corp.	43,870	7,634,257
ConocoPhillips	28,630	3,489,138
Coterra Energy, Inc.	19,157	479,500
Devon Energy Corp.	15,766	997,042
Diamondback Energy, Inc.	3,235	472,698
EOG Resources, Inc.	10,553	1,395,634
Exxon Mobil Corp.	102,093	11,843,809
Halliburton Co.	12,202	502,966
Hess Corp.	4,206	631,573
Marathon Oil Corp.	16,313	448,118
Marathon Petroleum Corp.	11,314	1,454,075
Occidental Petroleum Corp.	17,951	1,163,045
ONEOK, Inc. (b)	5,260	360,205
Phillips 66	5,568	558,303
Pioneer Natural Resources Co.	5,313	1,223,850
Schlumberger Ltd.	16,102	917,492
The Williams Cos., Inc.	24,407	786,882
Valero Energy Corp.	7,856	1,100,076
		35,747,739
Financials - 10.6%
Aflac, Inc.	16,362	1,202,607
Arthur J Gallagher & Co.	8,691	1,701,003
Assurant, Inc.	590	78,228
Berkshire Hathaway, Inc. - Class B (a)	21,470	6,688,334
Brown & Brown, Inc.	2,833	165,901
Cboe Global Markets, Inc.	8,597	1,056,399
Chubb Ltd.	9,752	2,218,483
CME Group, Inc.	6,152	1,086,812
Comerica, Inc. (b)	1,301	95,376
FactSet Research Systems, Inc.	489	206,818
Globe Life, Inc.	9,039	1,092,363
Loews Corp.	20,375	1,252,655
M&T Bank Corp.	2,592	404,352
Marsh & McLennan Cos., Inc.	11,918	2,084,577
Raymond James Financial, Inc. (b)	1,935	218,210
The Progressive Corp.	8,116	1,106,617
The Travelers Cos., Inc.	5,953	1,137,737
W R Berkley Corp.	17,616	1,235,586
Willis Towers Watson PLC	4,788	1,217,062
		24,249,120
Health Care - 22.0%
Abbott Laboratories	10,082	1,114,565
AbbVie, Inc.	37,442	5,532,055
AmerisourceBergen Corp.	9,173	1,549,870
Amgen, Inc.	4,193	1,058,313
Becton Dickinson and Co.	5,155	1,300,194
Bristol-Myers Squibb Co.	40,481	2,940,945
Centene Corp. (a)	7,693	586,514
Cigna Corp.	3,725	1,179,596
CVS Health Corp.	16,244	1,433,046
Elevance Health, Inc.	3,192	1,595,968
Eli Lilly & Co.	13,470	4,635,701
Gilead Sciences, Inc.	12,583	1,056,217
Henry Schein, Inc. (a)	13,935	1,200,500
Hologic, Inc. (a)	13,840	1,126,161
Johnson & Johnson	8,575	1,401,326
McKesson Corp.	6,348	2,403,861
Medtronic PLC	13,475	1,127,723
Merck & Co., Inc.	43,532	4,675,772
Molina Healthcare, Inc. (a)	655	204,249
Pfizer, Inc.	65,052	2,872,696
Quest Diagnostics, Inc.	6,880	1,021,542
UnitedHealth Group, Inc.	18,451	9,210,555
Vertex Pharmaceuticals, Inc. (a)	4,369	1,411,624
		50,638,993
Industrials - 7.6%
AMETEK, Inc.	7,945	1,151,389
CH Robinson Worldwide, Inc. (b)	1,622	162,476
General Dynamics Corp.	7,373	1,718,351
Honeywell International, Inc.	5,053	1,053,449
Huntington Ingalls Industries, Inc.	4,266	940,824
IDEX Corp. (b)	4,506	1,079,998
Illinois Tool Works, Inc.	4,883	1,152,583
Leidos Holdings, Inc.	9,489	937,893
Lockheed Martin Corp.	2,096	970,993
Northrop Grumman Corp.	2,301	1,030,940
Otis Worldwide Corp.	13,581	1,116,766
Quanta Services, Inc. (b)	2,404	365,865
Republic Services, Inc.	11,405	1,423,572
Union Pacific Corp.	5,167	1,055,050
Verisk Analytics, Inc.	5,922	1,076,560
W.W. Grainger, Inc. (b)	602	354,867
Waste Management, Inc.	11,776	1,822,101
		17,413,677
Information Technology - 3.1%
Automatic Data Processing, Inc.	4,748	1,072,146
Cadence Design System, Inc. (a)	3,102	567,139
Enphase Energy, Inc. (a)	1,543	341,589
HP, Inc. (b)	8,951	260,832
International Business Machines Corp. (b)	8,023	1,080,939
Jack Henry & Associates, Inc.	7,291	1,313,036
ON Semiconductor Corp. (a)(b)	7,002	514,297
Paychex, Inc.	3,418	396,009
Roper Technologies, Inc.	2,470	1,054,073
Synopsys, Inc. (a)	1,769	625,784
		7,225,844
Materials - 1.4%
Amcor PLC	108,352	1,306,725
CF Industries Holdings, Inc.	4,801	406,645
Corteva, Inc.	11,660	751,487
Mosaic Co.	5,915	293,029
Nucor Corp.	3,038	513,483
		3,271,369
Utilities - 16.9%
Alliant Energy Corp.	20,606	1,113,342
Ameren Corp.	18,104	1,572,694
American Electric Power Co., Inc.	19,879	1,867,831
American Water Works Co., Inc.	7,130	1,115,774
Atmos Energy Corp. (b)	13,892	1,632,866
CenterPoint Energy, Inc.	51,321	1,545,788
CMS Energy Corp.	23,960	1,514,032
Consolidated Edison, Inc.	21,923	2,089,481
Dominion Energy, Inc.	29,804	1,896,727
DTE Energy Co.	13,435	1,563,431
Duke Energy Corp.	13,200	1,352,340
Edison International (b)	24,304	1,674,546
Entergy Corp.	12,322	1,334,226
Evergy, Inc.	19,769	1,238,528
Eversource Energy	15,190	1,250,593
Exelon Corp.	50,609	2,135,194
FirstEnergy Corp.	36,871	1,509,867
NiSource, Inc.	51,645	1,433,149
Pinnacle West Capital Corp.	15,484	1,154,332
PPL Corp.	43,357	1,283,367
Public Service Enterprise Group, Inc.	19,714	1,220,888
Sempra Energy (b)	13,194	2,115,394
The Southern Co. (b)	36,721	2,485,277
WEC Energy Group, Inc.	16,461	1,547,169
Xcel Energy, Inc.	17,567	1,208,083
		38,854,919
TOTAL COMMON STOCKS (Cost $221,930,990)		221,467,854

REAL ESTATE INVESTMENT TRUSTS - 3.4%
AvalonBay Communities, Inc.	6,375	1,131,180
Camden Property Trust	9,487	1,168,893
Equity Residential	16,569	1,054,617
Mid-America Apartment Communities, Inc.	6,741	1,123,860
Public Storage	5,051	1,537,221
Realty Income Corp. (b)	25,780	1,748,657
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,536,323)		7,764,428
	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account 3.300% (c)	$174,417	174,417
TOTAL SHORT-TERM INVESTMENTS (Cost $174,417)		174,417
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.4%
Mount Vernon Liquid Assets Portfolio, LLC, 4.53% (c)	12,412,337	12,412,337
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $12,412,337)		12,412,337

Total Investments (Cost $242,054,067) - 105.3%		241,819,036
Liabilities in Excess of Other Assets - (5.3)%		(12,265,072)
TOTAL NET ASSETS - 100.0%		$229,553,964

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2023. The total value of securities on loan is $12,263,269 or 5.3% of net assets.
(c)	The rate shown is as of January 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 221,467,854	$ -	$ -	$ -	$ 221,467,854
Real Estate Investment Trusts	7,764,428	-	-	-	7,764,428
Short-Term Investments	174,417	-	-	-	174,417
Investments Purchased with Proceeds from Securities Lending	-	-	-	12,412,337	12,412,337
Total Investments in Securities	$ 229,406,699	$ -	$ -	$ 12,412,337	$ 241,819,036

^ See Schedule of Investments for sector breakouts.

For the period ended January 31, 2023, the Fund did not recognize any transfers to or from Level 3.